Investments Accounted for Using the Equity Method - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of investments accounted for using equity method [line items]
Proportion of ownership interest in joint venture	50.00%
Share of profit of investments accounted for using the equity method [member]
Disclosure of investments accounted for using equity method [line items]
Impairment loss	¥ 0	¥ 68,545